Document and Entity Information	May 02, 2025
Cover [Abstract]
Entity Registrant Name	CINTAS CORP
Amendment Flag	false
Entity Central Index Key	0000723254
Document Type	8-K
Document Period End Date	May 02, 2025
Entity Incorporation State Country Code	WA
Entity File Number	0-11399
Entity Tax Identification Number	31-1188630
Entity Address, Address Line One	6800 Cintas Boulevard
Entity Address, Address Line Two	P.O. Box 625737
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45262-5737
City Area Code	(513)
Local Phone Number	459-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	CTAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false